Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ETF TRUST
Prospectus Date	rr_ProspectusDate	Dec. 12, 2022
Document Creation Date	dei_DocumentCreationDate	Dec. 09, 2022